Unit Based Compensation	6 Months Ended
Jun. 30, 2013
Unit Based Compensation
14.	Unit Based Compensation

For the six months ended June 30, 2013, 8,279 common units, with an aggregate value of $0.2 million, were granted to the non-management directors of the General Partner as part of their annual compensation for 2013. Of the 8,279 common units granted, 6,536 common units were issued in June 2013.

The Partnership grants restricted unit awards as incentive-based compensation to certain employees of Teekay Corporation’s subsidiaries that provide services to the Partnership. The Partnership measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For unit-based compensation awards subject to graded vesting, the Partnership calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. Unit-based compensation expenses are recorded under general and administrative expenses in the Partnership’s consolidated statements of income (loss).

During March 2013, the Partnership granted 63,309 restricted units with a fair value of $1.8 million, based on the Partnership’s closing unit price on the grant date. Each restricted unit is equal in value to one unit of the Partnership’s common units plus reinvested distributions from the grant date to the vesting date. The restricted units vest equally over three years from the grant date. Any portion of a restricted unit award that is not vested on the date of a recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement and in this case the restricted unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted units is paid to each grantee in the form of units. During the three and six months ended June 30, 2013, the Partnership recorded a unit based compensation expense of $0.2 million and $0.5 million, respectively, in the Partnership’s consolidated statement of income (loss).